Amounts Receivable (Tables)	6 Months Ended
Jun. 30, 2022
Amounts Receivable
Schedule of Amounts Receivable

	June 30, 2022	December 31, 2021	December 31, 2020
Accounts receivable	$1,407,201	$703,140	$772,138
GST receivable	41,154	-	-
Interest receivable	27,957	-	-
Due from related parties	4,110	4,173	1,173
Other	2,296	2,492	-
	$1,482,718	$709,805	$773,311